Stockholders' Equity (Details 4) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock Subject to Warrants	40,210,978	10,506,524	3,716,355
August Two Thousand Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 7.91	$ 7.91
Expiration	2017-08	2017-08
Shares of Common Stock Subject to Warrants		8,921	8,921
March Two Thousand Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 790.54	$ 790.54
Expiration	2018-03	2018-03
Shares of Common Stock Subject to Warrants	46	46	46
November Two Thousand Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 7.91	$ 7.91
Expiration	2019-11	2019-11
Shares of Common Stock Subject to Warrants	6,674	6,674	6,674
January Two Thousand Ten [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 7.91	$ 7.91
Expiration	2020-01	2020-01
Shares of Common Stock Subject to Warrants	6,674	6,674	6,674
March Two Thousand Ten [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 7.91	$ 7.91
Expiration	2020-03	2020-03
Shares of Common Stock Subject to Warrants	1,277	1,277	1,277
November Two Thousand Eleven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 7.91	$ 7.91
Expiration	2021-11	2021-11
Shares of Common Stock Subject to Warrants	5,213	5,213	5,213
December Two Thousand Eleven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 7.91	$ 7.91
Expiration	2021-12	2021-12
Shares of Common Stock Subject to Warrants	664	664	664
March Two Thousand Twelve [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 109.90	$ 109.90
Expiration	2019-03	2019-03
Shares of Common Stock Subject to Warrants	4,125	4,125	4,125
February Two Thousand Fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 6.60	$ 6.60
Expiration	2025-02	2025-02
Shares of Common Stock Subject to Warrants	225,011	225,011	225,011
May Two Thousand Fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 6.60	$ 6.60
Expiration	2020-05	2020-05
Shares of Common Stock Subject to Warrants	3,457,750	3,457,750	3,457,750
May Two Thousand Sixteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.31	$ 1.31
Expiration	2021-05	2021-05
Shares of Common Stock Subject to Warrants	4,739,348	4,739,348	0
June Two Thousand Sixteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.31	$ 1.31
Expiration	2021-05	2021-05
Shares of Common Stock Subject to Warrants	2,050,821	2,050,821	0
June Two Thousand Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.78
Expiration	2022-06
Shares of Common Stock Subject to Warrants	468,840
July Two Thousand Seventeen [Member] | Warrants Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.69
Expiration	2022-07
Shares of Common Stock Subject to Warrants	158,730
July Two Thousand Seventeen [Member] | Warrants Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.50
Expiration	2022-07
Shares of Common Stock Subject to Warrants	1,250,000
July Two Thousand Seventeen [Member] | Warrants Exercise Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.01
Expiration	2022-07
Shares of Common Stock Subject to Warrants	2,835,805
July Two Thousand Seventeen [Member] | Warrants Exercise Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.43
Expiration	2022-07
Shares of Common Stock Subject to Warrants	25,000,000